Related Party Transactions	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Related Party Transactions
26.	Related Party Transactions
Compensation of Key Management Personnel
Key management personnel compensation, including directors, is as follows:

	Years Ended December 31

(in thousands)	2024	2023

Short-term benefits 1	$8,538	$7,755

Post-employment benefits	885	909

PSUs 2	9,250	9,341

Equity settled stock based compensation (a non-cash expense) 3	3,929	3,987

Total executive compensation	$22,602	$21,992

1)	Short-term employee benefits include salaries, bonuses payable within twelve months of the balance sheet date and other annual employee benefits.
2)
As more fully disclosed in Note 20.1, PSU compensation expense is recorded on a straight-line basis over the three year vesting period, with the expense being adjusted at the end of each reporting period to reflect (i) the fair value of common shares; (ii) the number of PSUs anticipated to vest; and (iii) the anticipated performance factor.

3)	As more fully disclosed in Notes 19.1 and 19.2, equity settled stock based compensation expense is recorded on a straight-line basis over the vesting period.